Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended									0 Months Ended
	Feb. 24, 2013	Feb. 27, 2011	Feb. 26, 2012	Apr. 08, 2010	Feb. 24, 2013 Minimum [Member]	Feb. 24, 2013 Maximum [Member] Rate	Feb. 24, 2013 Series A Redeemable Convertible Preferred Stock [Member]	Feb. 26, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Feb. 26, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 24, 2013 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 26, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Apr. 08, 2010 Series B Redeemable Convertible Preferred Stock [Member] Stock Issued to Debt Holders [Member]	Apr. 08, 2010 Series B Redeemable Convertible Preferred Stock [Member] Senior Secured Note Holders [Member]	Apr. 08, 2010 Senior Secured Notes [Member]	Apr. 08, 2010 Second Lien Senior Secured Notes [Member]	Feb. 24, 2013 Series A Preferred Stock [Member]	Feb. 24, 2013 Series B Preferred Stock [Member]
Summary Activity In Gold Bullion [Line Items]
Preferred shares to senior secured note				1,008,350			6,561,000	6,561,000	3,532,000	3,532,000	3,532,000	2,523,555
Redeemable convertible preferred stock, shares outstanding							6,561,000	6,561,000	3,532,000	3,532,000	3,532,000
Preferred shares, par value													$ 1.50
Redeemable for cash	$ 188,080		$ 174,664				$ 117,923	$ 109,189		$ 63,479	$ 58,776
Number of days														91 days	91 days
Second Lien Facility debt outstanding	278,393		265,405											0	0
Gross proceeds from ordinary shares Conversion					75,000
conversion at minimum price per share					$ 6.54
Preference shares conversion rate						2.17
Dividends rate on preference share	8.00%
Dividend declared	0
Preferred shareholders' redemption price	$ 7.09
Graduating compounding rate of return	8.00%
Redemption value																117,923	63,479
Anti-dilution adjustments	$ 7.09
Liquidation preference							$ 117,923			$ 63,479
Total Issued additional ordinary stock		7.50%
Additional amount of ordinary shares equal	52.50%